Allowance for Loan Losses - Changes in the Allowance for Loan Losses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounts Notes And Loans Receivable [Line Items]
Beginning balance	$ 13,305	$ 14,361	$ 14,268
Charge-offs	(942)	(1,826)	(2,049)
Recoveries	771	2,070	942
Provision (Credit)		(1,300)	1,200
Ending Balance	13,134	13,305	14,361
Commercial and Agriculture [Member]
Accounts Notes And Loans Receivable [Line Items]
Beginning balance	2,018	1,478	1,819
Charge-offs	(11)	(880)	(190)
Recoveries	372	105	182
Provision (Credit)	(817)	1,315	(333)
Ending Balance	1,562	2,018	1,478
Commercial Real Estate Owner Occupied [Member]
Accounts Notes And Loans Receivable [Line Items]
Beginning balance	2,171	2,467	2,221
Charge-offs	(328)	(228)	(523)
Recoveries	69	56	187
Provision (Credit)	131	(124)	582
Ending Balance	2,043	2,171	2,467
Commercial Real Estate Non Owner Occupied [Member]
Accounts Notes And Loans Receivable [Line Items]
Beginning balance	4,606	4,657	4,334
Charge-offs	(38)	(23)	(81)
Recoveries	46	1,372	115
Provision (Credit)	693	(1,400)	289
Ending Balance	5,307	4,606	4,657
Residential Real Estate [Member]
Accounts Notes And Loans Receivable [Line Items]
Beginning balance	3,089	4,086	3,747
Charge-offs	(400)	(455)	(1,135)
Recoveries	194	479	331
Provision (Credit)	(973)	(1,021)	1,143
Ending Balance	1,910	3,089	4,086
Real Estate Construction [Member]
Accounts Notes And Loans Receivable [Line Items]
Beginning balance	420	371	428
Charge-offs		(115)
Recoveries	44	12	5
Provision (Credit)	370	152	(62)
Ending Balance	834	420	371
Farm Real Estate [Member]
Accounts Notes And Loans Receivable [Line Items]
Beginning balance	442	538	822
Recoveries	3		76
Provision (Credit)	(15)	(96)	(360)
Ending Balance	430	442	538
Consumer and Other [Member]
Accounts Notes And Loans Receivable [Line Items]
Beginning balance	314	382	200
Charge-offs	(165)	(125)	(120)
Recoveries	43	46	46
Provision (Credit)	98	11	256
Ending Balance	290	314	382
Unallocated [Member]
Accounts Notes And Loans Receivable [Line Items]
Beginning balance	245	382	697
Provision (Credit)	513	(137)	(315)
Ending Balance	$ 758	$ 245	$ 382